Subsequent Event	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Event

11.) Subsequent Events

On October 28, 2016 320,000 of the stock options awarded to management at an exercise price of $1.73 and 340,000 of the stock options awarded to management at an exercise price of $2.43 were forfeited. The Board awarded a total of 425,000 stock options in accordance with the stock incentive plan at an exercise price of $0.38 to officers, directors and consultants of the Company with an expiry date of six years. Of this grant, 340,000 options vest as to one-third on the date of grant and one-third on each of the first anniversary and the second anniversary of the grant date; 85,000 options vest as to one quarter on the date of grant and one quarter vesting at 90 days, 180 days and 270 days from the grant date.

Common shares totaling 250,000 reflected as equity to be issued at September 30, 2016, were issued to a consultant on October 17, 2016 in accordance with the agreement initiated on June 24, 2016. See also Notes 6(a) and 8

The 20,000 common shares reflected as shares to be issued on July 6, 2016 to a consultant were issued on October 17, 2016. See Note 6(a).

A total of 3,350 warrants expired on October 22, 2016. See Note 6(b).

Securities Purchase Agreement and Convertible Note

On November 18, 2016 (the “Note Closing Date”), the Company entered into a securities purchase agreement dated as of the Note Closing Date (the “Purchase Agreement”) with GHS Investments, LLC (“GHS”). The Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, GHS shall purchase from the Company on the Closing Date a senior convertible note with a principal amount of USD$56,000 (the “Convertible Note”) ($73,920) for a purchase price of USD$50,000 ($66,000). Pursuant to the Purchase Agreement, on the Note Closing Date, the Company issued the Convertible Note to GHS.

The Convertible Note matures on August 18, 2017 and accrues interest at the rate of 10% per annum. The Convertible Note is convertible beginning ninety (90) trading days after the Note Closing Date, in whole or in part, at GHS’ option into common shares of the Company’s capital stock at a variable conversion price equal to a 38% discount from the lowest trading price in the twenty (20) trading days prior to the day that GHS requests conversion. At no time will GHS be entitled to convert any portion of the Convertible Note to the extent that after such conversion, GHS (together with its affiliates) would beneficially own more than 4.99% of the outstanding common shares, although GHS can modify this limit to 9.99% of the outstanding common shares.

The Convertible Note includes customary event of default provisions, and provides for a default interest rate of 20%. The Company has the right at any time prior to May 18, 2017 to redeem all, but not less than all, of the total outstanding amount then remaining under the Convertible Note in cash at a price ranging from 125% to 135% of the total amount of the Convertible Note then outstanding.

14.)	Subsequent Events

Subsequent to March 31, 2016, the Company entered into various agreements pursuant to which it has committed to issue up to 1,100,000 common shares of the Company to October 24, 2016, as compensation for services to be rendered.

On May 4, 2016 the Board approved a term loan in the amount of $40,000 for bridge financing with a relative of one of the officers of the Company. The terms of the loan are that it is to be repaid on August 28, 2016 at a 30% premium.

On May 18, 2016, 44,500 warrants were exercised at USD$0.04 ($0.52) for gross proceeds of USD$1,780 ($2,164).

On June 23, 2016, the Company agreed in conjunction with RY Capital Group, LLC and GHS Investments, LLC to assign the EPA to GHS Investments, LLC. The change made to the EPA include increasing the share purchase price per common share to 80% from 65% of the lowest closing bid for the 10 days immediately preceding the date of the draw down notice, increasing the upper limit on individual draws to USD$75,000 from USD$62,500 and including a True-Up feature whereby if the lowest volume-weighted average price (“VWAP”) for the ten trading days following a draw down (the “Trading Period”) is less than 85% of the purchase price of the common shares issued in connection with a draw down, then the Company shall issue such additional common shares as maybe necessary to adjust the purchase price for such draw down to equal the VWAP during the Trading period.

See Note 9(b) regarding expiration of warrants subsequent to March 31, 2016.